Other Expenses (Tables)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Other Expenses [Abstract]
Schedule of Other Expenses
	2026 A$	2025 A$
Compliance	679,245	118,948

Community relations expenses	696,455	-

Exploration expenses	18,237	1,244

Office expenses	78,232	17,987

Insurance	86,038	49,147

Travel	562,565	1,473

Loss on foreign exchange	34,277	-

Loss on sale of assets	-	25,826

Other expenses	156,143	52,358

Total other expenses	2,311,192	266,983

	2025 $	2024 $
Compliance	118,948	99,801

Office expenses	17,987	61,378

Legal, insurance and registry	170,085	151,984

Corporate Advisory	931,850	-

Consulting Fees	396,986	12,500

Exploration expense	1,244	55,104

(Gain)/loss on sale of assets	25,826	(66,408)

Other expenses	6,970	27,113

Total other expenses	1,669,896	341,472